Accounting Policies - Property and Equipment (Details) - Maximum	Dec. 31, 2024
Buildings
Property, Plant and Equipment, Useful Life [Abstract]
Estimated useful lives	39 years
Equipment
Property, Plant and Equipment, Useful Life [Abstract]
Estimated useful lives	7 years